Expense Example - PGIM Global Real Estate Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 682
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,106
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,410
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	967
Expense Example, with Redemption, 10 Years	2,127
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,773
R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,742
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002